Lease commitments (Details) - CAD ($)	Sep. 30, 2020	Jun. 30, 2020
Disclosure of maturity analysis of lease payments [line items]
Total		$ 1,558,032
Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	$ 1,229,322
Less than one year
Disclosure of maturity analysis of lease payments [line items]
Total	744,541
Less than one year | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	132,950
2021 | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	296,121
2022 | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	191,712
2023 | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	186,975
2024 and later | Lease commitments
Disclosure of maturity analysis of lease payments [line items]
Total	$ 421,564